Trade and other receivables	6 Months Ended
Jun. 30, 2025
Trade And Other Receivables
Trade and other receivables

9.	Trade and other receivables
9.1.	Trade and other receivables

	06.30.2025	12.31.2024
Receivables from contracts with customers
Third parties	4,054	3,779
Related parties
Investees (note 27.1)	157	117
Subtotal	4,211	3,896
Other trade receivables
Third parties
Receivables from divestments and Transfer of Rights Agreement	996	1,677
Lease receivables	255	298
Other receivables	592	592
Subtotal	1,843	2,567
Total trade and other receivables, before ECL	6,054	6,463
Expected credit losses (ECL) - Third parties	(1,809)	(1,639)
Expected credit losses (ECL) - Related parties	(1)	(2)
Total trade and other receivables	4,244	4,822
Current	3,385	3,566
Non-current	859	1,256

Trade and other receivables are generally classified as measured at amortized cost, except for receivables with final prices linked to changes in commodity price after their transfer of control, which are classified as measured at fair value through profit or loss, amounting to US$ 500 as of June 30, 2025 (US$ 416 as of December 31, 2024).

The balance of receivables from divestment and Transfer of Rights Agreement is mainly related to the earnout of the Sépia and Atapu fields, totaling US$ 209 (US$ 508 as of December 31, 2024), from the sale of the Roncador field, totaling US$ 343 (US$ 353 as of December 31, 2024), and the Potiguar cluster, totaling US$ 151 (US$ 217 as of December 31, 2024).

9.2.	Aging of trade and other receivables – third parties

	06.30.2025		12.31.2024
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	3,868	(88)	4,513	(168)
Overdue:
1-90 days	91	(20)	213	(75)
91-180 days	33	(20)	63	(23)
181-365 days	281	(219)	30	(18)
More than 365 days	1,624	(1,462)	1,527	(1,355)
Total	5,897	(1,809)	6,346	(1,639)

9.3.	Provision for expected credit losses – third parties and related parties

Changes	Jan-Jun/2025	Jan-Jun/2024
Opening balance	1,641	1,615
Additions	93	90
Reversals	(56)	(44)
Write-offs	(5)	(9)
Translation adjustment	137	(127)
Closing balance	1,810	1,525
Current	376	293
Non-current	1,434	1,232